Ranger Funds Investment Trust

December 2, 2020 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:

Ranger Funds Investment Trust (the “Registrant”);

File Nos. 333-175328 and 811-22576

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Ranger Funds Investment Trust (the “Trust”), on behalf of RG Aurum + Fund, Ranger Small Cap Fund and Ranger Micro Cap Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Trust’s registration statement on Form N1-A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 30, 2020 (Accession No. 0001162044-20-001495).

Questions related to this filing should be directed to the Registrant’s counsel, Ryan Wheeler of Thompson Hine LLP at (513) 352-6693.

Very truly yours,

/s/ Nim Hacker_______

Nim Hacker

Secretary